Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	May 16, 2016
Debt Instrument [Line Items]
Long-term debt gross	$ 74,265	$ 27,170
Debt Instrument, Unamortized Premium	302	28
Debt Instrument, Unamortized Discount and Debt Issuance Costs, Net	(1,138)	(196)
Long-term Debt	73,429	27,002
Short-term Debt	(720)	(1,276)
Long-term Debt, Current Maturities	(1,265)	(3,545)
Long-term debt	$ 71,444	22,181
Senior Notes | 1.9% senior notes due July 2018
Debt Instrument [Line Items]
Debt interest rate	1.90%
Long-term debt gross	$ 0	2,250
Senior Notes | 2.25% senior notes due December 2018
Debt Instrument [Line Items]
Debt interest rate	2.25%
Long-term debt gross	$ 0	1,250
Senior Notes | 2.2% senior notes due March 2019
Debt Instrument [Line Items]
Debt interest rate	2.20%
Long-term debt gross	$ 375	0
Senior Notes | 2.25% senior notes due August 2019
Debt Instrument [Line Items]
Debt interest rate	2.25%
Long-term debt gross	$ 850	850
Senior Notes | 3.125% senior notes due March 2020
Debt Instrument [Line Items]
Debt interest rate	3.125%
Long-term debt gross	$ 2,000	0
Senior Notes | 2.8% senior notes due July 2020
Debt Instrument [Line Items]
Debt interest rate	2.80%
Long-term debt gross	$ 2,750	2,750
Senior Notes | 3.35% senior notes due March 2021
Debt Instrument [Line Items]
Debt interest rate	3.35%
Long-term debt gross	$ 3,000	0
Senior Notes | 4.125% senior notes due May 2021
Debt Instrument [Line Items]
Debt interest rate	4.125%
Long-term debt gross	$ 550	550
Senior Notes | 2.125% senior notes due June 2021
Debt Instrument [Line Items]
Debt interest rate	2.125%		2.125%
Long-term debt gross	$ 1,750	1,750
Senior Notes | 4.125% senior notes due June 2021
Debt Instrument [Line Items]
Debt interest rate	4.125%
Long-term debt gross	$ 500	0
Senior Notes | 5.45% senior notes due June 2021
Debt Instrument [Line Items]
Debt interest rate	5.45%
Long-term debt gross	$ 600	0
Senior Notes | 3.5% senior notes due July 2022
Debt Instrument [Line Items]
Debt interest rate	3.50%
Long-term debt gross	$ 1,500	1,500
Senior Notes | 2.75% senior notes due November 2022
Debt Instrument [Line Items]
Debt interest rate	2.75%
Long-term debt gross	$ 1,000	0
Senior Notes | 5.45% senior notes due June 2021
Debt Instrument [Line Items]
Debt interest rate	2.75%
Long-term debt gross	$ 1,250	1,250
Senior Notes | 4.75% senior notes due December 2022
Debt Instrument [Line Items]
Debt interest rate	4.75%		4.75%
Long-term debt gross	$ 399	399
Senior Notes | 3.7% senior notes due March 2023
Debt Instrument [Line Items]
Debt interest rate	3.70%
Long-term debt gross	$ 6,000	0
Senior Notes | 2.8% senior notes due June 2023
Debt Instrument [Line Items]
Debt interest rate	2.80%
Long-term debt gross	$ 1,300	0
Senior Notes | 4% senior notes due December 2023
Debt Instrument [Line Items]
Debt interest rate	4.00%
Long-term debt gross	$ 1,250	1,250
Senior Notes | 3.375% senior notes due August 2024
Debt Instrument [Line Items]
Debt interest rate	3.375%
Long-term debt gross	$ 650	650
Senior Notes | 3.5% senior notes due November 2024
Debt Instrument [Line Items]
Debt interest rate	3.50%
Long-term debt gross	$ 750	0
Senior Notes | 5% senior notes due December 2024
Debt Instrument [Line Items]
Debt interest rate	5.00%		5.00%
Long-term debt gross	$ 299	299
Senior Notes | 4.1% senior notes due March 2025
Debt Instrument [Line Items]
Debt interest rate	4.10%
Long-term debt gross	$ 5,000	0
Senior Notes | 3.875% senior notes due July 2025
Debt Instrument [Line Items]
Debt interest rate	3.875%		3.875%
Long-term debt gross	$ 2,828	2,828
Senior Notes | 2.875% senior notes due June 2026
Debt Instrument [Line Items]
Debt interest rate	2.875%		2.875%
Long-term debt gross	$ 1,750	1,750
Senior Notes | 6.25% senior notes due June 2027
Debt Instrument [Line Items]
Debt interest rate	6.25%		6.25%
Long-term debt gross	$ 372	372
Senior Notes | 4.3% senior notes due March 2028
Debt Instrument [Line Items]
Debt interest rate	4.30%
Long-term debt gross	$ 9,000	0
Senior Notes | 4.875% senior notes due July 2035
Debt Instrument [Line Items]
Debt interest rate	4.875%		4.875%
Long-term debt gross	$ 652	652
Senior Notes | 3.25% senior exchange debentures due December 2035
Debt Instrument [Line Items]
Debt interest rate	3.25%
Long-term debt gross	$ 0	1
Senior Notes | 6.625% senior notes due June 2036
Debt Instrument [Line Items]
Debt interest rate	6.625%
Long-term debt gross	$ 771	0
Senior Notes | 6.75% senior notes due December 2037
Debt Instrument [Line Items]
Debt interest rate	6.75%
Long-term debt gross	$ 533	0
Senior Notes | 4.78% senior notes due March 2038
Debt Instrument [Line Items]
Debt interest rate	4.78%
Long-term debt gross	$ 5,000	0
Senior Notes | 6.125% senior notes due September 2039
Debt Instrument [Line Items]
Debt interest rate	6.125%		6.125%
Long-term debt gross	$ 447	447
Senior Notes | 5.75% senior notes due May 2041
Debt Instrument [Line Items]
Debt interest rate	5.75%		5.75%
Long-term debt gross	$ 133	133
Senior Notes | 4.5% senior notes due May 2042
Debt Instrument [Line Items]
Debt interest rate	4.50%
Long-term debt gross	$ 500	0
Senior Notes | 4.125% senior notes due November 2042
Debt Instrument [Line Items]
Debt interest rate	4.125%
Long-term debt gross	$ 500	0
Senior Notes | 5.3% senior notes due December 2043
Debt Instrument [Line Items]
Debt interest rate	5.30%
Long-term debt gross	$ 750	750
Senior Notes | 4.75% senior notes due March 2044
Debt Instrument [Line Items]
Debt interest rate	4.75%
Long-term debt gross	$ 375	0
Senior Notes | 5.125% senior notes due July 2045
Debt Instrument [Line Items]
Debt interest rate	5.125%
Long-term debt gross	$ 3,500	3,500
Senior Notes | 3.875% senior notes due August 2047
Debt Instrument [Line Items]
Debt interest rate	3.875%
Long-term debt gross	$ 1,000	0
Senior Notes | 5.05% senior notes due March 2048
Debt Instrument [Line Items]
Debt interest rate	5.05%
Long-term debt gross	$ 8,000	0
Notes Payable | Floating rate notes due March 2020
Debt Instrument [Line Items]
Long-term debt gross	1,000	0
Notes Payable | Floating rate notes due March 2021
Debt Instrument [Line Items]
Long-term debt gross	1,000	0
Notes Payable | 3-Year tranche loan due November 2021
Debt Instrument [Line Items]
Long-term debt gross	3,000	0
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt gross	642	670
Other Debt Obligations
Debt Instrument [Line Items]
Long-term debt gross	$ 19	$ 43